Taxes recoverable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 2,831	R$ 2,774
Current assets	1,461	1,156
Non-current assets	1,370	1,618
Value Added Tax On Sales And Services I C M S Normal Pperations [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	604	410
I C M S Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	391	303
Social Integration Program P I S And Social Contribution On Revenue [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	353	560
P I S And C O F I N S Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	461	546
Other Taxes Recoverable [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	81	243
Other Taxes Recoverable [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	109	132
Value Added Tax I V A [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 832	R$ 580